Segment reporting - Geographic area (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenue	$ 9,716,000,000	$ 10,059,000,000	[1]	$ 9,945,000,000	[1]
Non-current assets	11,949,000,000	12,345,000,000
Other /Unallocated
Disclosure of geographical areas [line items]
Revenue	(563,000,000)	(553,000,000)		(452,000,000)
Reynolds Consumer Products
Disclosure of geographical areas [line items]
Revenue	3,032,000,000	3,144,000,000		2,959,000,000
Pactiv Foodservice
Disclosure of geographical areas [line items]
Revenue	3,717,000,000	3,778,000,000		3,729,000,000
Graham Packaging
Disclosure of geographical areas [line items]
Revenue	1,924,000,000	2,087,000,000		2,147,000,000
Evergreen
Disclosure of geographical areas [line items]
Revenue	1,606,000,000	1,603,000,000		1,562,000,000
United States
Disclosure of geographical areas [line items]
Revenue	8,700,000,000	8,911,000,000		8,605,000,000
Non-current assets	11,503,000,000	11,664,000,000
United States | Other /Unallocated
Disclosure of geographical areas [line items]
Revenue	(713,000,000)	(754,000,000)		(720,000,000)
United States | Reynolds Consumer Products
Disclosure of geographical areas [line items]
Revenue	2,982,000,000	3,081,000,000		2,865,000,000
United States | Pactiv Foodservice
Disclosure of geographical areas [line items]
Revenue	3,359,000,000	3,396,000,000		3,299,000,000
United States | Graham Packaging
Disclosure of geographical areas [line items]
Revenue	1,664,000,000	1,787,000,000		1,790,000,000
United States | Evergreen
Disclosure of geographical areas [line items]
Revenue	1,408,000,000	1,401,000,000		1,371,000,000
Remaining North American Region
Disclosure of geographical areas [line items]
Revenue	525,000,000	535,000,000		552,000,000
Non-current assets	187,000,000	266,000,000
Remaining North American Region | Other /Unallocated
Disclosure of geographical areas [line items]
Revenue	(3,000,000)	(20,000,000)		(37,000,000)
Remaining North American Region | Reynolds Consumer Products
Disclosure of geographical areas [line items]
Revenue	48,000,000	61,000,000		92,000,000
Remaining North American Region | Pactiv Foodservice
Disclosure of geographical areas [line items]
Revenue	351,000,000	354,000,000		345,000,000
Remaining North American Region | Graham Packaging
Disclosure of geographical areas [line items]
Revenue	95,000,000	105,000,000		116,000,000
Remaining North American Region | Evergreen
Disclosure of geographical areas [line items]
Revenue	34,000,000	35,000,000		36,000,000
Asia
Disclosure of geographical areas [line items]
Revenue	180,000,000	217,000,000		307,000,000
Non-current assets	74,000,000	176,000,000
Asia | Other /Unallocated
Disclosure of geographical areas [line items]
Revenue	6,000,000	16,000,000		93,000,000
Asia | Reynolds Consumer Products
Disclosure of geographical areas [line items]
Revenue	2,000,000	2,000,000		2,000,000
Asia | Pactiv Foodservice
Disclosure of geographical areas [line items]
Revenue	7,000,000	27,000,000		28,000,000
Asia | Graham Packaging
Disclosure of geographical areas [line items]
Revenue	1,000,000	5,000,000		29,000,000
Asia | Evergreen
Disclosure of geographical areas [line items]
Revenue	164,000,000	167,000,000		155,000,000
Europe
Disclosure of geographical areas [line items]
Revenue	196,000,000	250,000,000		319,000,000
Non-current assets	134,000,000	159,000,000
Europe | Other /Unallocated
Disclosure of geographical areas [line items]
Revenue	80,000,000	113,000,000		107,000,000
Europe | Reynolds Consumer Products
Disclosure of geographical areas [line items]
Revenue	0	0		0
Europe | Pactiv Foodservice
Disclosure of geographical areas [line items]
Revenue	0	1,000,000		57,000,000
Europe | Graham Packaging
Disclosure of geographical areas [line items]
Revenue	116,000,000	136,000,000		155,000,000
Europe | Evergreen
Disclosure of geographical areas [line items]
Revenue	0	0		0
South America
Disclosure of geographical areas [line items]
Revenue	107,000,000	136,000,000		152,000,000
Non-current assets	41,000,000	57,000,000
South America | Other /Unallocated
Disclosure of geographical areas [line items]
Revenue	59,000,000	82,000,000		95,000,000
South America | Reynolds Consumer Products
Disclosure of geographical areas [line items]
Revenue	0	0		0
South America | Pactiv Foodservice
Disclosure of geographical areas [line items]
Revenue	0	0		0
South America | Graham Packaging
Disclosure of geographical areas [line items]
Revenue	48,000,000	54,000,000		57,000,000
South America | Evergreen
Disclosure of geographical areas [line items]
Revenue	0	0		0
Other
Disclosure of geographical areas [line items]
Revenue	8,000,000	10,000,000		10,000,000
Non-current assets	10,000,000	23,000,000
Other | Other /Unallocated
Disclosure of geographical areas [line items]
Revenue	8,000,000	10,000,000		10,000,000
Other | Reynolds Consumer Products
Disclosure of geographical areas [line items]
Revenue	0	0		0
Other | Pactiv Foodservice
Disclosure of geographical areas [line items]
Revenue	0	0		0
Other | Graham Packaging
Disclosure of geographical areas [line items]
Revenue	0	0		0
Other | Evergreen
Disclosure of geographical areas [line items]
Revenue	0	0		0
New Zealand
Disclosure of geographical areas [line items]
Revenue	0	0		$ 0
Non-current assets	$ 0	$ 0

[1]	The information presented has been revised to reflect the presentation of certain businesses as discontinued operations. Refer to notes 2.6 and 7 for additional information.